Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal					$ (1)	$ 0	$ 0
State					0	3	2
Foreign					1	2	1
Current income tax provision					0	5	3
Deferred:
Federal					43	24	17
State					5	0	0
Foreign					(2)	(2)	0
Deferred income tax provision (benefit)			$ 14	$ 23	46	22	17
Total	$ 7	$ 11	$ 19	$ 23	$ 46	$ 27	$ 20